Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Deferred Charges and Debt Transaction Costs	$ 58	$ 61
Long-term Receivables	184	180
Long-Term Investments and Other	284	225
Other Assets	$ 526	$ 466